Reinsurance Assets - Summary of Reinsurance Assets Relating to Life Insurance (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of types of insurance contracts [Line Items]
Beginning balance	€ 19,202
Ending balance	20,507	€ 19,202
Life insurance general account [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance	17,419	9,714
Gross premium and deposits - existing and new business	2,038	11,326
Unwind of discount / interest credited	860	533
Insurance liabilities released	(2,518)	(2,877)
Fund charges released	(82)	(49)
Changes to valuation of expected future benefits	109	823
Policy transfers	25	(38)
Net exchange differences	858	(1,698)
Transfers to disposal groups		(239)
Transfer to/from insurance contract		23
Other movements	2	(97)
Ending balance	18,712	17,419
Life insurance for account of policyholders [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance	2	2
Gross premium and deposits - existing and new business	3	6
Insurance liabilities released	(3)	(3)
Transfers to disposal groups		(3)
Ending balance	2	2
Insurance [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance	17,421	9,716
Gross premium and deposits - existing and new business	2,041	11,332
Unwind of discount / interest credited	860	533
Insurance liabilities released	(2,521)	(2,880)
Fund charges released	(82)	(49)
Changes to valuation of expected future benefits	109	823
Policy transfers	25	(38)
Net exchange differences	858	(1,697)
Transfers to disposal groups		(242)
Transfer to/from insurance contract		23
Other movements	2	(97)
Ending balance	€ 18,714	€ 17,421